CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (UNAUDITED) - GBP (£) £ in Millions		Total	Total	Share capital and premium	Other reserves	Retained profits	Other equity instruments	Non-controlling interests
Beginning balance at Dec. 31, 2023		£ 47,365	£ 40,224	£ 24,926	£ 8,508	£ 6,790	£ 6,940	£ 201
Comprehensive income
Profit for the period		2,444	2,145			2,145	269	30
Other comprehensive income
Post-retirement defined benefit scheme remeasurements, net of tax		(258)	(258)			(258)
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:
Debt securities		72	72		72
Equity shares		72	72		72
Gains and losses attributable to own credit risk, net of tax		(62)	(62)			(62)
Movements in cash flow hedging reserve, net of tax		(262)	(262)		(262)
Movements in foreign currency translation reserve, net of tax		(39)	(39)		(39)
Total other comprehensive income (loss) for the period, net of tax		(477)	(477)		(157)	(320)
Total comprehensive income for the period	[1]	1,967	1,668		(157)	1,825	269	30
Transactions with owners
Dividends		(1,172)	(1,169)			(1,169)		(3)
Distributions on other equity instruments		(269)					(269)
Issue of ordinary shares		171	171	171
Share buyback	[2]	(1,553)	(1,553)	(174)	174	(1,553)
Repurchases and redemptions of other equity instruments		(1,324)	(316)			(316)	(1,008)
Movement in treasury shares		(136)	(136)			(136)
Value of employee services
Share option schemes		24	24			24
Other employee award schemes		46	46			46
Changes in non-controlling interests		(2)						(2)
Total transactions with owners		(4,215)	(2,933)	(3)	174	(3,104)	(1,277)	(5)
Realised gains and losses on equity shares held at fair value through other comprehensive income		0
Ending balance at Jun. 30, 2024	[3]	45,117	38,959	24,923	8,525	5,511	5,932	226
Comprehensive income
Profit for the period		2,033	1,778			1,778	229	26
Other comprehensive income
Post-retirement defined benefit scheme remeasurements, net of tax		(306)	(306)			(306)
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:
Debt securities		(118)	(118)		(118)
Equity shares		21	21		21
Gains and losses attributable to own credit risk, net of tax		6	6			6
Movements in cash flow hedging reserve, net of tax		273	273		273
Exchange and other adjustments		(34)	(34)		(34)
Movements in foreign currency translation reserve, net of tax		(34)
Total other comprehensive income (loss) for the period, net of tax		(158)	(158)		142	(300)
Total comprehensive income for the period	[4]	1,875	1,620		142	1,478	229	26
Transactions with owners
Dividends		(739)	(659)			(659)		(80)
Distributions on other equity instruments		(229)					(229)
Issue of ordinary shares		19	19	19
Share buyback		(458)	(458)	(195)	195	(458)
Redemption of preference shares		0	0	35	(35)
Issue of other equity instruments		757	(6)			(6)	763
Repurchases and redemptions of other equity instruments		(500)					(500)
Movement in treasury shares		(37)	(37)			(37)
Value of employee services
Share option schemes		19	19			19
Other employee award schemes		64	64			64
Changes in non-controlling interests		0
Total transactions with owners		(1,104)	(1,058)	(141)	160	(1,077)	34	(80)
Realised gains and losses on equity shares held at fair value through other comprehensive income		0
Ending balance at Dec. 31, 2024	[5]	45,888	39,521	24,782	8,827	5,912	6,195	172
Comprehensive income
Profit for the period		2,544	2,274			2,274	245	25
Other comprehensive income
Post-retirement defined benefit scheme remeasurements, net of tax		(125)	(125)			(125)
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:
Debt securities		4	4		4
Equity shares		42	42		42
Gains and losses attributable to own credit risk, net of tax		45	45			45
Movements in cash flow hedging reserve, net of tax		1,003	1,003		1,003
Movements in foreign currency translation reserve, net of tax		9	9		9
Total other comprehensive income (loss) for the period, net of tax		978	978		1,058	(80)
Total comprehensive income for the period	[6]	3,522	3,252		1,058	2,194	245	25
Transactions with owners
Dividends		(1,294)	(1,271)			(1,271)		(23)
Distributions on other equity instruments		(245)					(245)
Issue of ordinary shares		105	105	105
Share buyback	[7]	(1,357)	(1,357)	(103)	103	(1,357)
Issue of other equity instruments		749	(1)			(1)	750
Repurchases and redemptions of other equity instruments		(641)	(19)			(19)	(622)
Movement in treasury shares		35	35			35
Value of employee services
Share option schemes		44	44			44
Other employee award schemes		65	65			65
Changes in non-controlling interests		0	20			20		(20)
Total transactions with owners		(2,539)	(2,379)	2	103	(2,484)	(117)	(43)
Realised gains and losses on equity shares held at fair value through other comprehensive income		0			(2)	2
Ending balance at Jun. 30, 2025	[8]	£ 46,871	£ 40,394	£ 24,784	£ 9,986	£ 5,624	£ 6,323	£ 154

[1]	Total comprehensive income attributable to owners of the parent was £1,937 million.
[2]	[2]Contains a closed period accrual of £630 million.
[3]	[3]Total equity attributable to owners of the parent was £44,891 million.
[4]	Total comprehensive income attributable to owners of the parent was £1,849 million.
[5]	Total equity attributable to owners of the parent was £45,716 million.
[6]	[1]Total comprehensive income attributable to owners of the parent was £3,497 million.
[7]	[2]Contains a closed period accrual of £622 million.
[8]	[3]Total equity attributable to owners of the parent was £46,717 million.